12. OTHER NON-INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2016
Other Non-interest Expense Tables
Major components of other non-interest expense
(In thousands)	2016	2015
Telephone and data lines	$553	$431
Postage, printing and office supplies	325	307
Franchise and other taxes	276	286
Insurance	168	214
Travel-related expenses	187	210
Correspondent bank fees	125	168
Charitable contributions	88	130
Other	941	750
Total	$2,663	$2,496